Notes to the consolidated statements of income (Tables)	12 Months Ended
Dec. 31, 2017
Notes to the consolidated statements of income
Schedule of cost of materials

Cost of materials
in € THOUS
	2017	2016	2015
Cost of raw materials, supplies and purchased components	4,305,683	3,696,528	3,601,588
Cost of purchased services	450,417	414,289	398,652

Cost of materials	4,756,100	4,110,817	4,000,240

Schedule of personnel expenses

Personnel expenses
in € THOUS
	2017	2016	2015
Wages and salaries	5,396,339	4,940,931	4,499,774
Social security contributions and cost of
retirement benefits and social assistance	1,503,684	1,349,573	1,198,240
thereof retirement benefits	147,332	134,572	120,997

Personnel expenses	6,900,023	6,290,504	5,698,014

Schedule of employee by function

Employees by function
	2017	2016	2015
Production and Services	98,547	94,201	90,251
Administration	9,962	9,318	9,023
Sales and Marketing	3,272	3,099	2,865
Research and Development	804	736	626

Total employees	112,585	107,354	102,765

Schedule of income before income taxes according to region

Income before income taxes
in € THOUS
	2017	2016	2015
Germany	(12,228)	191,377	124,416
United States	1,592,300	1,490,789	1,325,346
Other	428,477	360,367	325,914

Total	2,008,549	2,042,533	1,775,676

Schedule of income tax expense (benefit) according to region

Income tax expense (benefit)
in € THOUS
	2017	2016	2015
Current
Germany	86,069	50,625	65,102
United States	440,000	454,448	413,502
Other	130,992	128,320	124,910

	657,061	633,393	603,514

Deferred
Germany	(36,022)	(23,703)	(47,857)
United States	(156,704)	27,570	(734)
Other	(10,320)	(14,779)	10,103

	(203,046)	(10,912)	(38,488)

Total	454,015	622,481	565,026

Schedule of reconciliation of expected and actual income tax expense

Reconciliation of income taxes
in € THOUS
	2017	2016	2015
Expected corporate income tax expense	600,456	606,327	525,955
Tax free income	(44,302)	(37,495)	(32,190)
Income from equity method investees	(18,706)	(15,642)	(12,863)
Tax rate differentials	139,391	133,523	116,335
Non-deductible expenses	102,587	32,985	32,817
Taxes for prior years	(14,993)	(21,069)	17,998
Noncontrolling partnership interests	(105,832)	(105,536)	(98,666)
Tax on divestitures	—	—	13,477
Tax rate changes	(238,130)	(120)	1,869
Change in realizability of deferred tax assets and tax credits	7,254	5,945	(2,317)
Withholding taxes	6,606	7,909	6,914
Other	19,684	15,655	(4,303)

Income tax expense	454,015	622,481	565,026

Effective tax rate	22.6%	30.5%	31.8%

Schedule of deferred and net deferred income tax assets and liabilities

        The tax effects of the temporary differences and net operating losses that give rise to deferred tax assets and liabilities at December 31, 2017 and 2016, are presented below:

Deferred income tax assets and liabilities
in € THOUS
	2017	2016
Deferred tax assets
Trade accounts receivable	19,821	11,899
Inventories	56,672	63,932
Intangible assets	6,925	7,366
Property, plant and equipment and other non-current assets	60,186	61,369
Provisions and other liabilities	116,045	337,766
Pension liabilities	80,868	109,234
Net operating loss carryforwards, tax credit carryforwards and interest carryforwards	118,994	130,954
Derivatives	2,215	5,487
Compensation expense related to stock options	16,933	13,463
Other	11,894	23,525

Total deferred tax assets	490,553	764,995

Deferred tax liabilities
Trade accounts receivable	18,171	25,121
Inventories	7,401	6,838
Intangible assets	410,941	670,134
Property, plant and equipment and other non-current assets	97,779	147,357
Provisions and other liabilities	6,714	49,809
Derivatives	2,480	9,822
Insurance recoveries	—	82,336
Other	99,439	144,105

Total deferred tax liabilities	642,925	1,135,522

Net deferred tax liabilities	(152,372)	(370,527)

        In the consolidated balance sheets, the accumulated amounts of deferred tax assets and liabilities are shown as follows:

Net deferred income tax assets and liabilities
in € THOUS
	2017	2016
Deferred tax assets	315,168	291,394
Deferred tax liabilities	467,540	661,921

Net deferred tax liabilities	(152,372)	(370,527)

Schedule of net operating loss carryforwards

Net operating loss carryforwards
in € THOUS
2018	6,824
2019	10,810
2020	22,637
2021	10,146
2022	13,103
2023	2,428
2024	3,740
2025	4,753
2026	3,693
2027 and thereafter	118,855
Without expiration date	154,552

Total	351,541